Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Provisions

	2019	2018
Non-current
Labor and social security	87,117	73,545
Environmental restoration	400,724	286,313
Civil and others	78,528	90,310

Total	566,369	450,168

Summary of Changes in Provisions
Changes in the provisions were as follows:

	Labor and social security	Environmental restoration	Civil and others	Total
Balances as of January 1, 2018	100,354	183.069	82.469	365.892
Increases	24.014	174.667	57.049	255.730
Decreases (*)	(50.823)	(71.423)	(49.208)	(171.454)

Balances as of December 31, 2018	73,545	286,313	90,310	450,168
Increases	32,424	166,948	8,743	208,115
Decreases (*)	(18,852)	(52,537)	(20,525)	(91,914)

Balances as of December 31, 2019	87,117	400,724	78,528	566,369

(*)	Includes the application of provisions to their specific purposes and the effect of the inflation adjustment.